Material Accounting Policies (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Oct. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Material Accounting Policies (Details) [Line Items]
German federal government	€ 43,700,000
Grant payment received	€ 41,400,000
Percentage of grant	80.00%
Received grant amount			€ 6,209,266
Amortized period		3 years
Annualized average share price year		5 years
Accrued payment		€ 4,400,000	2,300,000
Other assets		3,700,000	9,800,000
Inventory write-downs		€ 521,000	€ 0
Bottom of Range [Member]
Material Accounting Policies (Details) [Line Items]
Rental contracts fixed period		1 year
Top of Range [Member]
Material Accounting Policies (Details) [Line Items]
Rental contracts fixed period		3 years
German Ministry of Education and Research [Member]
Material Accounting Policies (Details) [Line Items]
Received grant amount		€ 33,300,000
Options Granted [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) [Line Items]
Volatility rates		135.00%
Options Granted [Member] | Top of Range [Member]
Material Accounting Policies (Details) [Line Items]
Volatility rates		145.66%
Laboratory Equipment [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) [Line Items]
Estimated useful lives		3 years
Laboratory Equipment [Member] | Top of Range [Member]
Material Accounting Policies (Details) [Line Items]
Estimated useful lives		13 years
Office Equipment [Member] | Bottom of Range [Member]
Material Accounting Policies (Details) [Line Items]
Estimated useful lives		1 year
Office Equipment [Member] | Top of Range [Member]
Material Accounting Policies (Details) [Line Items]
Estimated useful lives		5 years